Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Weighted average shares outstanding, basic		6,000,000
Weighted average shares outstanding, diluted		6,000,000
Net income per share, basic		$ 0.00
Net income per share, diluted		$ 0.00
Class A ordinary shares
Allocation of net income including accretion of temporary equity	$ 3,117,308		$ 9,267,433
Weighted average shares outstanding, basic	27,600,000		23,454,945
Weighted average shares outstanding, diluted	27,600,000		23,454,945
Net income per share, basic	$ 0.11		$ 0.40
Net income per share, diluted	$ 0.11		$ 0.40
Class B Common Stock
Allocation of net income including accretion of temporary equity	$ 779,327		$ 2,768,194
Weighted average shares outstanding, basic	6,900,000		6,900,000
Weighted average shares outstanding, diluted	6,900,000		6,900,000
Net income per share, basic	$ 0.11		$ 0.40
Net income per share, diluted	$ 0.11		$ 0.40